FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Level 2
Fair value by hierarchy
Financial liabilities, at fair value	$ 6,372,275	$ 8,225,508
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value	9,719,486	9,163,298
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	3,236,702	1,596,539
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 1,672,014	$ 1,162,480